Offsets	Mar. 20, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-33824
Initial Filing Date	Mar. 20, 2026
Fee Offset Claimed	$ 255,486.92
Explanation for Claimed Amount

(2)	Kennedy-Wilson Holdings, Inc. previously paid $255,486.92 upon the filing of its Schedule 14A on March 20, 2026 in connection with the transaction reported hereby.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Kennedy-Wilson Holdings, Inc.
Form or Filing Type	SC 14A
File Number	001-33824
Filing Date	Mar. 20, 2026
Fee Paid with Fee Offset Source	$ 255,486.92
Offset Note

(2)	Kennedy-Wilson Holdings, Inc. previously paid $255,486.92 upon the filing of its Schedule 14A on March 20, 2026 in connection with the transaction reported hereby.